Equity-accounted Investments - Additional Information (Detail) shares in Millions			1 Months Ended						12 Months Ended
	Oct. 13, 2017	May 31, 2017 shares	Dec. 31, 2017 USD ($) lease	Mar. 31, 2017 USD ($)	Oct. 31, 2014 shares	Jun. 30, 2014 USD ($) vessel	Jan. 31, 2014 USD ($) shares	Jun. 30, 2013	Dec. 31, 2017 USD ($) lease vessel m³	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 11, 2017 USD ($)	Dec. 02, 2015	Jun. 30, 2015	Nov. 30, 2011 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			100.00%						100.00%
Long-term debt			$ 3,417,705,000						$ 3,417,705,000	$ 6,639,546,000
Investments in joint venture									98,774,000	61,885,000	$ 40,595,000
Investment in equity private placement			$ 1,130,198,000						1,130,198,000	1,010,308,000
Equity income									(37,344,000)	85,639,000	102,871,000
Unrealized gain (loss) on interest rate swaps									$ 7,700,000	$ 8,700,000	$ 5,900,000
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			52.00%						52.00%
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			14.00%						14.00%
Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value			$ 3,800,000						$ 3,800,000
Exmar LPG Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel									3
Sevan
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			43.50%						43.50%	43.50%					40.00%
Investment in equity private placement															$ 25,000,000
Quoted market value of investment of existing contract			$ 40,400,000						$ 40,400,000	$ 44,900,000
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage													30.00%
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			50.00%						50.00%
Due from joint ventures										146,700,000
Proceeds from equity method investment			$ 52,000,000
Tax indemnification			600,000						$ 600,000	0
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel									6
Credit facility, maximum borrowing capacity												$ 816,000,000
RasGas3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel									4
Teekay LNG | Excalibur Joint Venture And Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value			35,600,000						$ 35,600,000	37,200,000
Tax indemnification			$ 200,000						$ 200,000	200,000
Guarantee minimum liquidity as percentage			50.00%						50.00%
Teekay LNG | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value			$ 25,500,000						$ 25,500,000	30,200,000
Due from joint ventures			52,300,000						52,300,000	52,300,000
Tax indemnification			$ 1,600,000						$ 1,600,000	1,300,000
Guarantee minimum liquidity as percentage														50.00%
Number of capital leased assets | lease			4						4
Interest receivable			$ 200,000						$ 200,000	1,100,000
Teekay LNG | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value			11,400,000						$ 11,400,000	16,800,000
Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel						4			3
Credit facility, maximum borrowing capacity			87,000,000						$ 87,000,000
In-process revenue contracts (note 6)			8,200,000			$ 36,900,000			8,200,000	22,600,000
Long-term receivable			$ 3,500,000			20,300,000			$ 3,500,000	10,900,000
Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage			30.00%						30.00%
Investments in and advances to affiliates									$ 100,000	100,000
Debt instrument spread on variable rate									1.25%
Teekay LNG | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in and advances to affiliates									$ 9,400,000
Teekay LNG | Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel									6
Credit facility, maximum borrowing capacity			$ 816,000,000						$ 816,000,000
Volume of vessels | m³									172,000
Teekay LNG | Teekay LNG - Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			52.00%						52.00%
Tax indemnification			$ 500,000						$ 500,000	100,000
Guarantee minimum liquidity as percentage			52.00%						52.00%
Investments in joint venture				$ 57,000,000
Teekay LNG | Angola LNG Carriers | Newbuildings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			33.00%						33.00%
Number of vessels | vessel									4
Volume of vessels | m³									160,400
Teekay LNG | Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			33.00%						33.00%
Tax indemnification			$ 700,000						$ 700,000	1,000,000
Teekay LNG | RasGas3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			40.00%						40.00%
Teekay LNG | LIBOR | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument spread on variable rate									0.50%
Teekay LNG - Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Extinguishment of debt				396,000,000
Debt instrument, principal amount				$ 335,000,000
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Due from joint ventures			$ 195,000,000						$ 195,000,000
Proceeds from equity method investment			104,000,000
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Credit facility, maximum borrowing capacity												$ 1,600,000,000
Teekay and Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							20.00%
Issuance of equity private placement							$ 250,000,000
Equity method investment							$ 50,000,000
Teekay Offshore | FPSO
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest								50.00%
Teekay Offshore | Odebrecht Oil & Gas S.A.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest					50.00%
Teekay Offshore | Odebrecht Oil & Gas S.A. | Minimum
Schedule of Equity Method Investments [Line Items]
Debt term					10 years
Teekay Offshore | Odebrecht Oil & Gas S.A. | Newbuildings | Maximum
Schedule of Equity Method Investments [Line Items]
Long-term debt			804,000,000						804,000,000
Teekay Offshore | OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Debt term								8 years
Long-term debt			$ 169,000,000						$ 169,000,000
Teekay Tankers
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			50.00%						50.00%
Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership acquired					2.43%
Number of shares to be issued/exchanged (in shares) | shares		27.0
Common Stock
Schedule of Equity Method Investments [Line Items]
Issuance of equity private placement										$ 96,200,000
Common Stock | Teekay and Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Purchase of common stock (in shares) | shares							5.0
Common Stock | Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Purchase of common stock (in shares) | shares					0.9
Fair Value Asset (Liability) | Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
In-process revenue contracts (note 6)						33,300,000
Long-term receivable						$ 16,500,000
Thirty Percent Ownership | Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			30.00%						30.00%
Number of vessels | vessel									1
Twenty Percent Ownership | Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			20.00%						20.00%
Number of vessels | vessel									2
China LNG | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			50.00%						50.00%
NYK Energy Transport | Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			33.00%						33.00%
Exmar NV | Teekay LNG | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			50.00%						50.00%
Mitsui & Co. Ltd | Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			34.00%						34.00%
Pan Asia | Teekay LNG | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Charter contract period	20 years
Pan Asia | Thirty Percent Ownership | Teekay LNG | Pan Union Joint Venture | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel									1